Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:  Van Wagoner Funds, Inc.
     (33-98358; 811-9116)
     Filing Under Rule 497(e) of the Securities Act of 1933


Gentlemen:

On behalf of the above-referenced investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement to the Prospectus dated December 31, 1995. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.


Very truly yours,


/S/ RANDY PAVLICK
Vice President


cc:  Richard L. Teigen


Encl.

    Supplement Dated January 19, 1996 to Prospectus Dated December 31, 1995

                    FOR DELIVERY TO RESIDENTS OF NEW JERSEY

                            VAN WAGONER FUNDS, INC.

Each of the Van Wagoner Funds may engage in certain options transactions for hedging purposes. The State of New Jersey is of the opinion that because options used by the Funds may be deemed to be derivatives, shares of the Funds may be: "SPECULATIVE SECURITIES AND AN INVESTMENT IN THE FUNDS MAY INVOLVE SIGNIFICANT RISKS." For more information regarding these transactions and their risks, see "Hedging Strategies" on page 8 of the Prospectus and "Additional Investment Information - Hedging Instructions" in the Statement of Additional Information.